UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21552
                                                     ---------

                    J.P. Morgan Multi-Strategy Fund, L.L.C.
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          270 Park Avenue, 24th Floor
                               New York, NY 10017
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
              ---------------------------------------------------
                    (Name and address of agent for service)

                                    Copy to:
                                 James G. Silk
                          Willkie Farr & Gallagher LLP
                              1875 K Street, N.W.
                          Washington, D.C. 20006-1238

        Registrant's telephone number, including area code: 212-648-1953
                                                            ------------

                       Date of fiscal year end: March 31
                                                --------

                     Date of reporting period: June 30, 2010
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                                 June 30, 2010
                                  (Unaudited)

                                                                                                     % OF
                                                                                                   MEMBERS'
STRATEGY              INVESTMENT FUND                                 COST         FAIR VALUE      CAPITAL    LIQUIDITY     FOOTNOTE
--------              ---------------                                 ----         ----------      -------    ---------     --------
Credit                Aurelius Capital Partners Fund, L.P.       $  4,800,000    $   5,435,982       3.69%   Semi-Annually
Credit                Caspian Capital Partners, L.P.                5,400,000        6,303,616       4.27%    Quarterly
Credit                Centar Select, L.P.                           2,175,137        2,276,501       1.54%                     (A)
Credit                Good Hill SPV, Ltd.                              56,106           55,468       0.04%   Side Pocket
Credit                Knighthead Domestic Fund, L.P.                3,800,000        4,282,952       2.90%    Quarterly
Credit                Marathon Credit Opportunity Fund, L.P.        1,206,882        1,213,304       0.82%    Quarterly
Credit                Orchard Centar, L.P.                          1,060,654        1,102,982       0.75%    Quarterly
Credit                Plainfield 2009 Liquidating LLC               2,059,146        1,626,463       1.10%                     (A)
Credit                Strategic Value Restructuring Fund, L.P.      2,005,152        1,030,123       0.70%   Side Pocket
Credit                SVRF (Onshore) Holdings LLC                   1,223,615        1,289,542       0.87%                     (A)
Credit                Waterfall Eden Fund, L.P.                     4,331,181        3,545,944       2.40%    Quarterly
Credit                Waterfall Victoria Fund, L.P.                 1,272,598        1,492,685       1.02%   Semi-Annually
                                                                 ------------    -------------     ------
                      TOTAL                                        29,390,471       29,655,562      20.10%
                                                                 ------------    -------------     ------

Long/Short Equities   Black Bear Fund I, L.P.                          90,769          114,282       0.08%                     (A)
Long/Short Equities   Broadway Gate Onshore Fund, L.P.              3,100,000        3,135,583       2.13%    Quarterly
Long/Short Equities   Deerfield Partners, L.P.                      5,329,880        7,017,170       4.76%   Semi-Annually
Long/Short Equities   Eastern Advisor, L.P.                           283,054          640,419       0.43%   Side Pocket
Long/Short Equities   Egerton Capital Partners, L.P.                3,760,511        4,233,718       2.87%    Quarterly
Long/Short Equities   Geosphere Fund, L.P.                          2,400,000        2,349,526       1.59%    Quarterly
Long/Short Equities   Glenview Institutional Partners, L.P.         3,322,799        3,560,476       2.42%    Quarterly        (B)
Long/Short Equities   Pelham Long/Short Fund, L.P.                  4,800,000        4,912,938       3.33%     Monthly
Long/Short Equities   Pennant Windward Fund, L.P.                   3,887,425        4,310,450       2.92%    Quarterly        (B)
Long/Short Equities   PMA Prospect US Feeder Fund, LLC                230,072          169,678       0.12%                     (A)
Long/Short Equities   ValueAct Capital Partners, L.P.               4,180,871        4,333,287       2.93%     Annually
                                                                 ------------    -------------     ------
                      TOTAL                                        31,385,381       34,777,527      23.58%
                                                                 ------------    -------------     ------

Merger Arbitrage/
Event Driven          Apollo Asia Opportunity Fund, L.P.            1,095,695        1,284,934       0.87%   Side Pocket
Merger Arbitrage/
Event Driven          Deephaven Event Fund LLC                        527,473          126,470       0.09%                     (A)
Merger Arbitrage/
Event Driven          Paulson Partners Enhanced, L.P.               5,000,000        5,071,675       3.44%   Semi-Annually
Merger Arbitrage/
Event Driven          Senator Global Opportunity Fund, L.P.         3,157,361        3,559,643       2.41%    Quarterly
Merger Arbitrage/
Event Driven          Taconic Opportunity Fund, L.P.                2,924,885        3,030,684       2.05%    Quarterly
Merger Arbitrage/
Event Driven          Tyrus Capital Event Fund, L.P.                3,600,000        3,747,625       2.54%    Quarterly

                                                                 ------------    -------------     ------
                      TOTAL                                        16,305,414       16,821,031      11.40%
                                                                 ------------    -------------     ------

Opportunistic/Macro   Brevan Howard, L.P.                           4,602,411        6,676,341       4.53%     Monthly         (B)
Opportunistic/Macro   Discuss Feeder Partners Ltd.                  3,010,406        3,156,720       2.14%     Monthly         (B)
Opportunistic/Macro   Hawker Capital Harrier Fund, L.P.             3,500,000        3,109,718       2.11%    Quarterly
Opportunistic/Macro   Red Kite Metals Fund, LLC                     2,302,701        1,997,858       1.35%    Quarterly
Opportunistic/Macro   The Blenheim Fund, LLC                        3,300,000        2,954,631       2.00%     Monthly
                                                                 ------------    -------------     ------
                      TOTAL                                        16,715,518       17,895,268      12.13%
                                                                 ------------    -------------     ------

Relative Value        BAM Opportunity Fund SPV, LLC                   411,688          476,378       0.32%                     (A)
Relative Value        BAM Opportunity Fund, L.P.                    2,473,876        2,470,725       1.67%    Quarterly
Relative Value        Black River Commodity Multi-Strategy Fund,
                      LLC                                             797,644          854,131       0.58%   Side-Pocket
Relative Value        Chestnut Fund Ltd.                              191,359          254,363       0.17%                     (A)
Relative Value        D.E. Shaw Composite Fund, LLC                 4,646,080        4,992,750       3.38%    Quarterly
Relative Value        D.E. Shaw Oculus Fund, LLC                    2,512,839        5,524,427       3.75%    Quarterly
Relative Value        DKR Sound Shore Oasis Fund, L.P.                271,493          399,272       0.27%                     (A)
Relative Value        Evolution M Fund, L.P.                        1,178,246        1,110,871       0.75%                     (A)
Relative Value        Hudson Bay Fund, L.P.                         3,408,734        5,269,517       3.57%    Quarterly
Relative Value        Magnetar Capital Fund, L.P.                     768,431          464,655       0.31%   Side-Pocket
Relative Value        Magnetar Risk Linked Fund (US) Ltd.           2,274,484        2,157,104       1.46%                     (A)
Relative Value        Magnetar SPV LLC                                444,881          509,368       0.35%                     (A)
Relative Value        Magnetar Structured Credit Fund, L.P.         4,400,000        5,097,844       3.46%    Quarterly

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                 June 30, 2010
                                  (Unaudited)

                                                                                                     % OF
                                                                                                   MEMBERS'
STRATEGY              INVESTMENT FUND                                 COST         FAIR VALUE      CAPITAL    LIQUIDITY     FOOTNOTE
--------              ---------------                                 ----         ----------      -------    ---------     --------
Relative Value        QVT Associates II Holdings Ltd.            $    275,031    $     310,114       0.21%                     (A)
Relative Value        QVT Associates II, L.P.                       6,782,993        6,455,477       4.38%    Quarterly
Relative Value        Tenor Opportunity Fund Ltd.                   5,000,000        5,480,423       3.72%    Quarterly
Relative Value        Viridian Fund, L.P.                           4,934,717        4,612,896       3.13%    Quarterly        (B)
Relative Value        Whiteside Energy Domestic L.P.                1,388,057        1,866,167       1.27%    Quarterly        (B)
                                                                 ------------    -------------     ------
                      TOTAL                                        42,160,553       48,306,482      32.75%
                                                                 ------------    -------------     ------

Short Selling         Copper River Partners, L.P.                     319,237           85,049       0.06%                     (A)
Short Selling         Icarus Partners, L.P.                         3,000,000        1,802,426       1.22%    Quarterly
Short Selling         Kingsford Capital Partners, L.P.              1,420,224        1,416,654       0.96%    Quarterly
                                                                 ------------    -------------     ------
                      TOTAL                                         4,739,461        3,304,129       2.24%
                                                                 ------------    -------------     ------
                      TOTAL INVESTMENTS                          $140,696,798      150,759,999     102.20%
                                                                                 =============
                      Other Assets, less Other Liabilities                          (3,241,089)     (2.20)%
                                                                                 -------------     ------
                      MEMBERS' CAPITAL                                           $ 147,518,910     100.00%
                                                                                 =============     ======

(A) Investment Fund is in liquidation.
(B) Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit.

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                 June 30, 2010
                                  (Unaudited)

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Relative Value                  32.04%
Long/Short Equities             23.08%
Credit                          19.67%
Merger Arbitrage/Event Driven   11.16%
Opportunistic/Macro             11.87%
Short Selling                    2.19%


None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentive fees/allocations of 20% to 30% of net profits earned.

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                 June 30, 2010
                                  (Unaudited)

PORTFOLIO VALUATION

The net asset value of J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") is determined by or at the direction of the Investment Manager as of the last day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

As a general matter, the fair value of the Fund's interest in an Investment Fund as determined by the Investment Manager represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Investment Manager believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Investment Manager would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Investment Manager Fund values the Fund's portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be significant.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in "side pockets", sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                 June 30, 2010
                                  (Unaudited)

PORTFOLIO VALUATION (CONTINUED)

     o    Level 1 - quoted prices in active markets for identical securities
     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The guidance requires that the Fund must determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). The Fund must also provide guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of securities with "class" being defined as major security type. The Fund has reviewed this activity and has determined it did not have a material impact on the Fund's June 30, 2010 Schedule of Investments. For assets and liabilities measured at fair value on a recurring basis during the period, the Fund must provide quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. There were two transfers between the levels due to the change in liquidity terms of the underlying Investment Funds in relation to the change in the measurement date from March 31, 2010 to June 30, 2010.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets and liabilities carried at fair value:


-----------------------------------------------------------------------------------------------------
                                        Total Fair
                                         Value at
Investments in Investment Funds         06/30/2010         Level 1         Level 2          Level 3
-----------------------------------------------------------------------------------------------------
Credit                                 $ 29,655,562         $ --          $ 1,213,304     $28,442,258
Long/Short Equities                      34,777,527           --           22,502,691      12,274,836
Merger Arbitrage/Event Driven            16,821,031           --           15,409,627       1,411,404
Opportunistic/Macro                      17,895,268           --           11,218,927       6,676,341
Relative Value                           48,306,482           --           17,229,003      31,077,479
Short Selling                             3,304,129           --            3,219,080          85,049
-----------------------------------------------------------------------------------------------------
Total Investments                      $150,759,999         $ --          $70,792,632     $79,967,367
-----------------------------------------------------------------------------------------------------

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                  June 30, 2010
                                   (Unaudited)

PORTFOLIO VALUATION (CONTINUED)

GAAP also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:


                                                                               NET CHANGE IN
                                            TRANSFERS IN                         UNREALIZED
                        BALANCE AS OF       AND/OR OUT OF     NET REALIZED     APPRECIATION/    NET PURCHASES/   BALANCE AS OF
INVESTMENT STRATEGY     MARCH 31, 2010         LEVEL 3        GAIN/(LOSS)      DEPRECIATION        (SALES)       JUNE 30, 2010
-------------------------------------------------------------------------------------------------------------------------------
Credit                   $31,136,369         $       --        $   73,117       $   (236,284)     $(2,530,944)     $28,442,258
Long/Short Equities       10,903,525          4,447,569           696,451         (1,184,028)      (2,588,681)      12,274,836
Merger Arbitrage/Event     1,413,107                 --           (19,837)            24,295           (6,161)       1,411,404
Opportunistic/Macro        6,475,124                 --                --            201,217               --        6,676,341
Relative Value            34,428,498                 --           497,267           (582,435)      (3,265,851)      31,077,479
Short Selling                114,049                 --           (82,616)            82,616          (29,000)          85,049
-------------------------------------------------------------------------------------------------------------------------------
Total                    $84,470,672         $4,447,569        $1,164,382       $ (1,694,619)     $(8,420,637)     $79,967,367
-------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of June 30, 2010 is as follows:

             ------------------------------------------------------------
                                                            Net change in
                                                             unrealized
                    Investments in                          appreciation/
                   Investment Funds                        (depreciation)
             ------------------------------------------------------------
             Credit                                          $  (236,284)
             ------------------------------------------------------------
             Long/Short Equities                              (1,008,099)
             ------------------------------------------------------------
             Merger Arbitrage/Event Driven                        24,295
             ------------------------------------------------------------
             Opportunistic/Macro                                 201,217
             ------------------------------------------------------------
             Relative Value                                     (582,435)
             ------------------------------------------------------------
             Short Selling                                        82,616
             ------------------------------------------------------------
             Total                                           $(1,518,690)
             ------------------------------------------------------------


CREDIT
------

Portfolio Managers utilizing this strategy invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt. Portfolios are usually concentrated in debt instruments. The Portfolio Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Investment Funds within this strategy are generally subject to 30 - 180 day redemption notice periods. Investment Funds representing approximately 27 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining approximately 73 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                  June 30, 2010
                                   (Unaudited)


PORTFOLIO VALUATION (CONTINUED)

LONG/SHORT EQUITIES
-------------------

Portfolio Managers utilizing this strategy make long and short investments in equity securities that are deemed by the Portfolio Managers to be under or overvalued. The Portfolio Managers typically do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). The Portfolio Managers may specialize in a particular industry or may allocate holdings across industries. Although the strategy is more commonly focused on U.S. markets, a growing number of Portfolio Managers invest globally. Portfolio Managers in this strategy usually employ a low to moderate degree of leverage. Investment Funds within this strategy are generally subject to 30 - 90 day redemption notice periods. Investment Funds representing approximately 5 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining approximately 95 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

MERGER ARBITRAGE/EVENT DRIVEN
-----------------------------

Portfolio Managers utilizing this strategy invest in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company's financial structure or operating strategy. Risk management and hedging techniques are typically employed by the Portfolio Managers to protect the portfolio from deals that fail to materialize. In addition, accurately forecasting the timing of a transaction is an important element affecting the realized return. The use of leverage varies. Investment Funds within this strategy are generally subject to 60 - 90 day redemption notice periods. Investment Funds representing approximately 9 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining approximately 91 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

OPPORTUNISTIC/MACRO
-------------------

Portfolio Managers utilizing this strategy invest in a wide variety of instruments using a broad range of strategies, often assuming an aggressive risk posture. Most Portfolio Managers utilizing this strategy rely on a combination of macro-economic models and fundamental research to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures and options are often used for hedging and speculation in order to quickly position a portfolio to profit from changing markets. The use of leverage varies considerably. Investment Funds within this strategy are generally subject to 45 - 90 day redemption notice periods. All of the Investment Funds in this strategy have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

RELATIVE VALUE
--------------

Portfolio Managers utilizing this strategy make simultaneous purchases and sales of similar securities to exploit pricing differentials. The Portfolio Managers attempt to neutralize long and short positions to minimize the impact of general market movements. Different relative value strategies include convertible bond arbitrage, statistical arbitrage, pairs trading, yield curve arbitrage and basis trading. The types of instruments traded vary considerably depending on the Portfolio Manager's relative value strategy. Because the strategy attempts to capture relatively small mispricings

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                  June 30, 2010
                                   (Unaudited)


PORTFOLIO VALUATION (CONTINUED)

RELATIVE VALUE (CONTINUED)
--------------------------

between two related securities, moderate to substantial leverage is often employed to produce attractive rates of return. Investment Funds within this strategy are generally subject to 45 - 90 day redemption notice periods. Investment Funds representing approximately 16 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining approximately 84 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

SHORT SELLING
-------------

Portfolio Managers utilizing this strategy invest in short positions in companies with unfavorable prospects in order to profit from declining security prices. Short sellers perform best in declining markets and therefore can be useful in a multi-manager fund to help reduce the fund's total exposure to general stock market movements. The Portfolio Managers use a range of fundamental and technical investment methodologies to identify short candidates, may or may not remain fully invested, and use varying degrees of leverage. Some Portfolio Managers utilizing this strategy assume long positions while remaining net short. Investment Funds within this strategy are generally subject to 45 day redemption notice periods. Investment Funds representing approximately 3 percent of the fair value of the investments in this strategy are in side pockets or liquidating trusts. The remaining approximately 97 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date.

Any restriction noted above was imposed at various points throughout the year, at the discretion of the underlying investment funds and the time at which the restriction might lapse cannot be estimated.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) J.P. Morgan Multi-Strategy Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       August 23, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       August 23, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date                       August 23, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.